UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2013

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stockbridge Partners LLC
Address:    200 Clarendon Street, 35th Floor
            Boston, MA 02116


Form 13F File Number: 028-14383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharlyn C. Heslam
Title:     Managing Director
Phone:     617-227-0050

Signature, Place, and Date of Signing:

/s/ Sharlyn C. Heslam             Boston, MA                 May 15, 2013
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1
                                                 -----------
Form 13F Information Table Entry Total:           15
                                                 -----------
Form 13F Information Table Value Total:           $1,077,550
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.      Form 13F File Number         Name

  1         028-14378                  Berkshire Partners LLC
----      ---------------------        -------------------------




STOCKBRIDGE PARTNERS LLC

                                                              FORM 13F INFORMATION TABLE

Column 1         Column 2     Column 3     Column 4     Column 5          Column 6          Column 7               Column 8
                                                                                                               Voting Authority
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                                                       Shrs or
Name of          Title of                    Value       Prn       Shrs /  Investment        Other
Issuer           Class         CUSIP        (x$1,000)    Amount    Prn     Discretion        Manager       Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BLOUNT INTL
INC NEW         COMMON      095180105     $45,103    3,370,916     SH     DEFINED              1        3,370,916     --        --
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CROWN CASTLE
INTL CORP        COMMON      228227104     $22,672      325,564     SH     DEFINED              1          325,564     --        --
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN
CORP NEW         COMMON      256677105     $46,334      916,061     SH     DEFINED              1          916,061     --        --
------------------------------------------------------------------------------------------------------------------------------------
LPL FINL
HLDGS INC        COMMON      50212V100     $97,403    3,021,170     SH     DEFINED              1       3,021,170      --        --
------------------------------------------------------------------------------------------------------------------------------------
MATTRESS FIRM
HLDG CORP        COMMON      57722W106     $75,781    2,193,999     SH     DEFINED              1       2,193,999      --        --
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA           COM
SOLUTIONS INC      NEW       620076307     $94,790    1,480,394     SH     DEFINED              1        1,480,394     --        --
------------------------------------------------------------------------------------------------------------------------------------
MSCI INC         COMMON      55354G100     $99,599    2,935,413     SH     DEFINED              1        2,935,413     --        --
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE
WASTE
SOLUTIONS        COMMON      74339G101     $70,232    3,320,641     SH     DEFINED              1        3,320,641     --        --
------------------------------------------------------------------------------------------------------------------------------------
SBA
COMMUNICATIONS
CORP             COMMON      78388J106     $20,790      288,750     SH     DEFINED              1          288,750     --        --
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SENSATA
TECHNOLOGIES
HLDG BV           SHS        N7902X106     $91,202    2,774,637     SH     DEFINED              1        2,774,637     --        --
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM
GROUP INC        COMMON      893641100    $159,837    1,045,233     SH     DEFINED              1        1,045,233     --        --
------------------------------------------------------------------------------------------------------------------------------------
TYLER
TECHNOLOGIES
INC              COMMON      902252105     $25,435      415,191     SH     DEFINED              1          415,191     --        --
------------------------------------------------------------------------------------------------------------------------------------
VISA INC       COMMON CL A   92826C839     $83,331      490,642     SH     DEFINED              1          490,642     --        --
------------------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS
INC              COMMON      92927K102     $75,664    1,071,881     SH     DEFINED              1        1,071,881     --        --
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XYLEM INC        COMMON      98419M100     $69,378    2,517,362     SH     DEFINED              1        2,517,362     --        --
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